Pensions - Actuarial losses and gains (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Actuarial losses and gains recognised directly in Other comprehensive income
Net actuarial (losses) gains recognised in OCI during the year	$ 63	$ 3	$ 401
Actuarial (losses) gains related to currency effects on net obligation and foreign exchange translation	84	(109)	27
Tax effects of actuarial (losses) gains recognised in OCI	(35)	19	(98)
Items that will not be reclassified to the Consolidated statement of income	111	(87)	330
Cumulative actuarial (losses) gains recognised directly in OCI net of tax	$ (787)	$ (899)	$ (812)